Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2019
Accounting Policies [Abstract]
Schedule of subsidiaries and its subsidiary's VIE
Company	Date of establishment	Place of establishment	Percentage of legal ownership by Wah Fu	Principal activities
Subsidiaries:
Wah Fu Holding	May 19, 2016	Hong Kong, PRC	100%	Holding Company
Distance Learning	December 23, 1999	Mainland, PRC	100%	Provider of online education services and technological development and operation services
Shanghai Xin Fu	July 20, 2015	Mainland, PRC	100%	Inactive
Shanghai Xia Shu	April 29, 2016	Mainland, PRC	100%	Inactive
Hunan Huafu	June 15, 2015	Mainland, PRC	75%	Provider of online education services
Nanjing Suyun	March 8, 2017	Mainland, PRC	70%	Provider of online education services
Huaxia MOOC	March 15, 2017	Mainland, PRC	51%	Provider of online education services
Guizhou Huafu	April 25, 2017	Mainland, PRC	51%	Provider of online education services
Fuzhou Huafu	May 21, 2018	Mainland, PRC	65%	Provider of online education services
Liaoning Huafu	June 26, 2018	Mainland, PRC	70%	Provider of online education services
Huafu Silu	September 18, 2018	Mainland, PRC	51%	Provider of online education services
Variable interest entity
Digital Information	September 14, 2000	Mainland, PRC	Nil	Provider of technological development and operation service and holder of Internet Content Provider ("ICP") License

Schedule of consolidated balance sheets
	As of March 31, 2019		As of March 31, 2018
Current assets		$84,730		$278,168
Non-current assets		600,994		628,489
Total assets		685,724		906,657
Current liabilities		182,534		171,735
Intercompany payables*		2,326,076		2,691,073
Total liabilities		2,508,610		2,862,808
Net assets		$(1,822,886)		$(1,956,151)

*	Intercompany payables are eliminated upon consolidation.

Schedule of statements of comprehensive income
	For the Years Ended
	March 31, 2019	March 31, 2018	March 31, 2017
Revenue*	$1,585,677	$822,349	$925,643
Net income (loss)	$(36,887)	$(380,018)	$(294,905)

*	Intercompany sales are eliminated upon consolidation.

Schedule of statements of cash flows
	For the Years Ended
	March 31, 2019	March 31, 2018	March 31, 2017
Net cash provided by operating activities*	$51,611	$6,812	$266,876
Net cash used in investing activities	(14,017)	(7,384)	(283,172)
Effect of exchange rate fluctuation on cash	(1,039)	1,458	(1,761)
Net increase (decrease) in cash	$36,555	$886	$(18,057)

*	Intercompany operating activities are eliminated upon consolidation.

Schedule of estimated useful lives of property and equipment
Estimated useful lives
Buildings	20 years
Electronic equipment	4 - 5 years
Office equipment and furniture	4 - 5 years
Motor vehicles	4 - 5 years
Software	5 years
Leasehold improvements	The shorter of the lease term and useful life

Summary of disaggregated revenue from contracts with customers by timing of revenue recognition
	For the Year Ended
	March 31, 2019	March 31, 2018	March 31, 2017
Services transferred at a point in time
Revenue from Online Education Services	$126,665	$786,876	$645,362
Revenue from Technological Development and Operation Services	943,686	413,457	234,972
Services transferred over time
Revenue from Online Education Services	4,058,931	4,235,209	4,087,481
Revenue from Technological Development and Operation Services	228,741	532,354	204,873
Total	$5,358,023	$5,967,896	$5,172,688

Schedule of deferred revenue
	As of	As of
	March 31, 2019	March 31, 2018

Beginning balance	$341,436	$322,330
Ending balance	620,332	341,436
Increase	$278,896	$19,106